Goodwill and intangible assets - Type (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Other intangible assets	€ 802	€ 1,086
Customer relationships
Intangible assets
Other intangible assets	317	605
Patents and licenses
Intangible assets
Other intangible assets	304	316
Technologies and IPR&D
Intangible assets
Other intangible assets	12	31
Tradenames and other
Intangible assets
Other intangible assets	51	60
Intangible assets under construction
Intangible assets
Other intangible assets	€ 118	€ 74